Schedule of MSRs Valued using Level 3B inputs (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			12 Months Ended					12 Months Ended					12 Months Ended				12 Months Ended				12 Months Ended				12 Months Ended
	Dec. 31, 2012		Dec. 31, 2010	Dec. 31, 2011 Restated		Dec. 31, 2012 Excess MSRs Pool 1 Level3B		Dec. 31, 2010 Excess MSRs Pool 1 Level3B	Dec. 31, 2011 Excess MSRs Pool 1 Level3B Restated		Dec. 31, 2012 Excess MSRs Pool 2 Level3B		Dec. 31, 2010 Excess MSRs Pool 2 Level3B	Dec. 31, 2011 Excess MSRs Pool 2 Level3B Restated	Dec. 31, 2012 Excess MSRs Pool 3 Level3B		Dec. 31, 2010 Excess MSRs Pool 3 Level3B	Dec. 31, 2011 Excess MSRs Pool 3 Level3B Restated	Dec. 31, 2012 Excess MSRs Pool 4 Level3B		Dec. 31, 2010 Excess MSRs Pool 4 Level3B	Dec. 31, 2011 Excess MSRs Pool 4 Level3B Restated	Dec. 31, 2012 Excess MSRs Pool 5 Level3B		Dec. 31, 2010 Excess MSRs Pool 5 Level3B	Dec. 31, 2011 Excess MSRs Pool 5 Level3B Restated
Balance, Beginning	$ 43,971	[1]	[1]			$ 43,971	[1]	[1]				[1]	[1]			[1]	[1]			[1]	[1]			[1]	[1]
Transfers from Level 3A		[1],[2]			[1],[2]		[1],[2]			[1],[2]		[1],[2]		[1],[2]		[1],[2]		[1],[2]		[1],[2]		[1],[2]		[1],[2]		[1],[2]
Transfers into Level 3A		[1],[2]			[1],[2]		[1],[2]			[1],[2]		[1],[2]		[1],[2]		[1],[2]		[1],[2]		[1],[2]		[1],[2]		[1],[2]		[1],[2]
Gains(losses) included in net income	9,023	[1],[3]			[1],[3]	5,877	[1],[3]			[1],[3]	1,226	[1],[3]		[1],[3]	2,780	[1],[3]		[1],[3]	1,004	[1],[3]		[1],[3]	(1,864)	[1],[3]		[1],[3]
Interest income	27,488	[1]		367	[1]	7,955	[1]		367	[1]	3,450	[1]		[1]	3,409	[1]		[1]	1,381	[1]		[1]	11,293	[1]		[1]
Purchases	220,342	[1]		43,742	[1]		[1]		43,742	[1]	43,872	[1]		[1]	36,218	[1]		[1]	15,439	[1]		[1]	124,813	[1]		[1]
Purchase adjustments	(1,700)	[1]		1,260	[1]	(178)	[1]		1,260	[1]	(1,522)	[1]		[1]		[1]		[1]		[1]		[1]		[1]		[1]
Proceeds from sales		[1]			[1]		[1]			[1]		[1]		[1]		[1]		[1]		[1]		[1]		[1]		[1]
Proceeds from repayments	(54,088)	[1]		(1,398)	[1]	(16,715)	[1]		(1,398)	[1]	(7,704)	[1]		[1]	(6,973)	[1]		[1]	(2,788)	[1]		[1]	(19,908)	[1]		[1]
Balance, Ending	$ 245,036	[1]	[1]			$ 40,910	[1]	[1]			$ 39,322	[1]	[1]		$ 35,434	[1]	[1]		$ 15,036	[1]	[1]		$ 114,334	[1]	[1]

[1]	(A) Includes the recapture agreement for each respective pool.
[2]	(B) Transfers are assumed to occur at the beginning of the quarter.
[3]	(C) The gains (losses) recorded in earnings during the period are attributable to the change in unrealized gains (losses) relating to Level 3 assets still held at the reporting dates. These gains (losses) are recorded in "Change in fair value of investments in excess mortgage servicing rights" in the consolidated statement of income.